Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 33,936	$ 60,379
Derivatives	2	0
Other non-current receivables	14,434	2,094
Lease receivables	6,681	8,609
Investment	1	1
Total non-current receivables	$ 55,054	$ 71,083